Quarterly Holdings Report
for
Fidelity® SAI Global ex U.S. Low Volatility Index Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
GEU-NPRT1-0426
1.9912329.101
Common Stocks - 98.7%
	Shares	Value ($)
AUSTRALIA - 0.4%
Financials - 0.4%
Insurance - 0.4%
Medibank Pvt Ltd	6,283,046	20,213,420
CANADA - 9.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
BCE Inc (b)	504,406	13,039,394
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
Dollarama Inc	605,910	81,654,232
Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 2.1%
Empire Co Ltd Class A	223,496	7,300,776
George Weston Ltd	248,450	17,328,459
Loblaw Cos Ltd	1,290,333	58,060,958
Metro Inc/CN	444,374	29,498,745
TOTAL CONSUMER STAPLES		112,188,938
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
South Bow Corp (b)	460,008	13,067,315
Financials - 2.0%
Capital Markets - 0.4%
TMX Group Ltd	662,055	24,442,041
Insurance - 1.6%
Definity Financial Corp	216,972	10,618,745
Intact Financial Corp	404,433	73,633,448
		84,252,193
TOTAL FINANCIALS		108,694,234
Industrials - 0.6%
Professional Services - 0.6%
Thomson Reuters Corp	305,214	33,723,384
Information Technology - 0.3%
Software - 0.3%
Descartes Systems Group Inc/The (e)	194,453	14,522,033
Utilities - 2.3%
Electric Utilities - 2.3%
Emera Inc (b)	671,808	33,298,074
Fortis Inc/Canada	1,132,312	60,372,233
Hydro One Ltd (c)(d)	711,103	28,111,978
TOTAL UTILITIES		121,782,285
TOTAL CANADA		498,671,815
CHINA - 11.2%
Consumer Staples - 0.1%
Food Products - 0.1%
Want Want China Holdings Ltd	10,057,000	6,076,348
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
China Shenhua Energy Co Ltd H Shares	6,501,000	35,799,980
Financials - 9.5%
Banks - 8.8%
Agricultural Bank of China Ltd H Shares	100,423,000	70,315,768
Bank of Beijing Co Ltd A Shares (China)	4,201,200	3,202,986
Bank of China Ltd H Shares	146,125,000	87,352,152
Bank of Communications Co Ltd H Shares	59,650,000	51,311,171
Bank of Jiangsu Co Ltd A Shares (China)	3,427,700	4,994,800
Bank of Shanghai Co Ltd A Shares (China)	2,707,300	3,598,440
BOC Hong Kong Holdings Ltd	8,304,500	43,839,375
China CITIC Bank Corp Ltd H Shares	23,968,000	22,335,485
China Construction Bank Corp H Shares	89,762,000	90,635,417
Chongqing Rural Commercial Bank Co Ltd H Shares	7,137,000	5,326,188
Huaxia Bank Co Ltd A Shares (China)	3,154,600	2,876,996
Industrial & Commercial Bank of China Ltd H Shares	109,752,000	91,177,850
		476,966,628
Financial Services - 0.1%
Far East Horizon Ltd	3,853,000	3,851,964
Insurance - 0.6%
PICC Property & Casualty Co Ltd H Shares	15,486,000	32,093,591
TOTAL FINANCIALS		512,912,183
Industrials - 0.5%
Construction & Engineering - 0.1%
China State Construction Engineering Corp Ltd A Shares (China)	7,237,000	5,246,805
Ground Transportation - 0.2%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	8,928,088	6,254,510
Daqin Railway Co Ltd A Shares (China)	3,797,400	2,742,180
		8,996,690
Transportation Infrastructure - 0.2%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	1,086,200	1,465,610
Jiangsu Expressway Co Ltd H Shares	3,212,000	4,234,918
Qingdao Port International Co Ltd H Shares (c)(d)	2,543,000	2,444,660
Shanghai International Port Group Co Ltd A Shares (China)	3,163,200	2,270,560
		10,415,748
TOTAL INDUSTRIALS		24,659,243
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
China Railway Signal & Communication Corp Ltd H Shares (c)(d)	6,540,000	3,064,016
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
China Three Gorges Renewables Group Co Ltd A Shares (China)	3,864,000	2,284,467
China Yangtze Power Co Ltd A Shares (China)	4,300,500	16,306,855
TOTAL UTILITIES		18,591,322
TOTAL CHINA		601,103,092
DENMARK - 0.3%
Financials - 0.3%
Insurance - 0.3%
Tryg A/S	728,727	17,708,238
FINLAND - 0.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Elisa Oyj A Shares	267,790	11,795,508
Materials - 0.1%
Containers & Packaging - 0.1%
Huhtamaki Oyj	197,150	6,921,949
TOTAL FINLAND		18,717,457
FRANCE - 1.4%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Orange SA	4,179,718	77,701,127
GERMANY - 0.5%
Consumer Staples - 0.5%
Personal Care Products - 0.5%
Beiersdorf AG	210,574	25,117,140
HONG KONG - 2.2%
Industrials - 0.3%
Ground Transportation - 0.3%
MTR Corp Ltd	3,922,000	17,360,602
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Hongkong Land Holdings Ltd (Singapore)	2,272,500	19,293,525
Sino Land Co Ltd	8,848,083	13,342,177
TOTAL REAL ESTATE		32,635,702
Utilities - 1.3%
Electric Utilities - 1.0%
CLP Holdings Ltd	3,554,500	33,647,199
Power Assets Holdings Ltd	2,727,000	21,171,330
		54,818,529
Gas Utilities - 0.3%
Hong Kong & China Gas Co Ltd	16,124,000	15,211,515
TOTAL UTILITIES		70,030,044
TOTAL HONG KONG		120,026,348
INDIA - 8.6%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd	1,435,871	30,828,617
Consumer Discretionary - 1.3%
Automobiles - 1.3%
Eicher Motors Ltd	315,217	24,485,060
Maruti Suzuki India Ltd	297,115	47,304,970
TOTAL CONSUMER DISCRETIONARY		71,790,030
Consumer Staples - 1.9%
Food Products - 0.4%
Nestle India Ltd	1,603,094	23,294,462
Personal Care Products - 1.1%
Hindustan Unilever Ltd	2,036,330	52,699,316
Kwality Wall's India Ltd (f)	1,987,442	871,324
		53,570,640
Tobacco - 0.4%
ITC Ltd	6,729,330	23,642,263
TOTAL CONSUMER STAPLES		100,507,365
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd	3,846,017	58,528,716
Health Care - 0.4%
Health Care Providers & Services - 0.1%
Narayana Hrudayalaya Ltd (d)	162,306	3,129,330
Life Sciences Tools & Services - 0.0%
Syngene International Ltd (c)(d)	419,819	2,167,680
Pharmaceuticals - 0.3%
Dr Reddy's Laboratories Ltd	1,026,641	13,627,657
TOTAL HEALTH CARE		18,924,667
Information Technology - 2.8%
IT Services - 2.8%
HCL Technologies Ltd	2,418,943	44,730,950
Infosys Ltd	1,631,697	29,201,636
Tata Consultancy Services Ltd	2,307,912	78,627,679
TOTAL INFORMATION TECHNOLOGY		152,560,265
Materials - 0.4%
Chemicals - 0.2%
Pidilite Industries Ltd	697,069	10,879,397
SRF Ltd	52,924	1,625,514
		12,504,911
Construction Materials - 0.2%
Ambuja Cements Ltd	2,058,174	11,450,885
TOTAL MATERIALS		23,955,796
Utilities - 0.1%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	3,248,464	9,087,083
TOTAL INDIA		466,182,539
INDONESIA - 1.7%
Consumer Staples - 0.1%
Food Products - 0.1%
Indofood CBP Sukses Makmur Tbk PT	5,211,800	2,473,154
Indofood Sukses Makmur Tbk PT	10,200,000	4,142,132
TOTAL CONSUMER STAPLES		6,615,286
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	63,139,100	27,897,976
Health Care - 0.1%
Pharmaceuticals - 0.1%
Kalbe Farma Tbk PT	42,615,200	2,906,652
Industrials - 1.0%
Industrial Conglomerates - 1.0%
Astra International Tbk PT	47,056,900	17,842,628
Jardine Matheson Holdings Ltd (Singapore)	470,800	34,260,116
TOTAL INDUSTRIALS		52,102,744
TOTAL INDONESIA		89,522,658
ISRAEL - 1.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Bezeq The Israeli Telecommunication Corp Ltd	5,361,091	13,807,233
Industrials - 0.8%
Aerospace & Defense - 0.8%
Elbit Systems Ltd	61,211	43,405,474
TOTAL ISRAEL		57,212,707
JAPAN - 20.9%
Communication Services - 4.5%
Diversified Telecommunication Services - 1.3%
NTT Inc	68,291,200	68,624,462
Wireless Telecommunication Services - 3.2%
KDDI Corp	5,106,500	86,218,024
SoftBank Corp	59,160,900	80,414,992
		166,633,016
TOTAL COMMUNICATION SERVICES		235,257,478
Consumer Discretionary - 3.5%
Automobile Components - 0.9%
Bridgestone Corp	2,042,600	45,987,622
Automobiles - 1.5%
Toyota Motor Corp	3,519,700	79,775,786
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	6,020,600	35,645,215
Hotels, Restaurants & Leisure - 0.5%
McDonald's Holdings Co Japan Ltd (b)	198,100	8,589,111
Skylark Holdings Co Ltd	509,100	10,358,981
Zensho Holdings Co Ltd	209,900	11,361,672
		30,309,764
TOTAL CONSUMER DISCRETIONARY		191,718,387
Consumer Staples - 0.6%
Beverages - 0.1%
Suntory Beverage & Food Ltd	278,000	8,753,515
Food Products - 0.5%
Ajinomoto Co Inc	536,000	12,191,264
MEIJI Holdings Co Ltd (b)	585,800	13,713,837
		25,905,101
TOTAL CONSUMER STAPLES		34,658,616
Financials - 4.3%
Banks - 1.9%
Gunma Bank Ltd/The	149,400	1,872,327
Hachijuni Nagano Bank Ltd	1,044,400	12,990,889
Japan Post Bank Co Ltd	4,101,800	72,621,686
Mebuki Financial Group Inc	2,268,200	17,052,537
		104,537,439
Insurance - 2.4%
Japan Post Holdings Co Ltd	3,908,400	46,834,633
Tokio Marine Holdings Inc	2,185,700	81,466,610
		128,301,243
TOTAL FINANCIALS		232,838,682
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Medipal Holdings Corp	467,500	8,455,237
Industrials - 2.4%
Building Products - 0.3%
Agc Inc	505,900	18,629,646
Commercial Services & Supplies - 0.6%
Secom Co Ltd	923,000	33,812,813
Ground Transportation - 1.5%
Hankyu Hanshin Holdings Inc	546,400	15,238,191
Kintetsu Group Holdings Co Ltd	436,800	9,051,548
Kyushu Railway Co	361,200	9,209,713
Tobu Railway Co Ltd	462,000	8,140,825
Tokyu Corp	1,286,700	14,512,373
West Japan Railway Co	1,067,900	21,798,243
		77,950,893
TOTAL INDUSTRIALS		130,393,352
Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 1.0%
Hirose Electric Co Ltd	70,300	7,533,765
Kyocera Corp	3,230,300	48,174,802
		55,708,567
IT Services - 0.4%
Otsuka Corp	521,500	10,318,125
TIS Inc	462,100	13,430,640
		23,748,765
Technology Hardware, Storage & Peripherals - 1.7%
Canon Inc	1,298,200	39,299,993
FUJIFILM Holdings Corp	2,440,800	48,755,614
		88,055,607
TOTAL INFORMATION TECHNOLOGY		167,512,939
Materials - 0.4%
Chemicals - 0.1%
Kuraray Co Ltd	735,000	7,909,941
Paper & Forest Products - 0.3%
Oji Holdings Corp	2,249,400	13,302,216
TOTAL MATERIALS		21,212,157
Real Estate - 0.2%
Diversified REITs - 0.2%
Daiwa House REIT Investment Corp	9,718	8,464,632
Utilities - 1.7%
Electric Utilities - 0.5%
Chubu Electric Power Co Inc	1,722,600	25,033,132
Kansai Electric Power Co Inc/The	219,500	3,500,426
		28,533,558
Gas Utilities - 1.2%
Osaka Gas Co Ltd	892,600	33,417,707
Tokyo Gas Co Ltd	717,000	31,717,382
		65,135,089
TOTAL UTILITIES		93,668,647
TOTAL JAPAN		1,124,180,127
KOREA (SOUTH) - 0.5%
Consumer Staples - 0.5%
Tobacco - 0.5%
KT&G Corp	225,884	23,962,797
Financials - 0.0%
Insurance - 0.0%
Hyundai Marine & Fire Insurance Co Ltd (e)	128,114	2,485,927
TOTAL KOREA (SOUTH)		26,448,724
KUWAIT - 0.8%
Financials - 0.7%
Banks - 0.7%
National Bank of Kuwait SAKP	12,427,047	38,482,975
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Agility Global PLC	11,056,640	4,064,388
TOTAL KUWAIT		42,547,363
MALAYSIA - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TIME dotCom Bhd	2,741,900	4,152,497
Consumer Staples - 0.0%
Food Products - 0.0%
Nestle Malaysia Bhd	6,500	184,678
Financials - 1.1%
Banks - 1.1%
Hong Leong Bank Bhd	895,200	5,858,995
Malayan Banking Bhd	17,499,300	52,382,481
TOTAL FINANCIALS		58,241,476
Health Care - 0.3%
Health Care Providers & Services - 0.3%
IHH Healthcare Bhd	6,737,200	15,313,372
Industrials - 0.2%
Industrial Conglomerates - 0.1%
Sime Darby Bhd	6,112,800	3,349,479
Marine Transportation - 0.1%
MISC Bhd	2,850,000	5,783,867
TOTAL INDUSTRIALS		9,133,346
Utilities - 0.1%
Gas Utilities - 0.1%
Petronas Gas Bhd	890,800	4,153,451
TOTAL MALAYSIA		91,178,820
MEXICO - 0.3%
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	1,190,000	13,410,311
Real Estate - 0.1%
Industrial REITs - 0.1%
Fibra MTY SAPI de CV (b)	5,301,000	4,504,454
TOTAL MEXICO		17,914,765
NETHERLANDS - 2.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	906,508	4,439,636
Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 1.4%
Koninklijke Ahold Delhaize NV	1,970,849	76,999,368
Industrials - 0.9%
Professional Services - 0.9%
Wolters Kluwer NV	522,424	49,057,236
TOTAL NETHERLANDS		130,496,240
PHILIPPINES - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Manila Electric Co	670,850	6,717,323
SAUDI ARABIA - 2.8%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Saudi Telecom Co	4,236,549	50,151,379
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Jarir Marketing Co	1,585,412	6,031,895
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	11,646	306,000
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Saudi Arabian Oil Co (c)(d)	12,025,075	82,717,075
Financials - 0.1%
Banks - 0.1%
Alinma Bank	1,039,308	7,891,725
Materials - 0.1%
Chemicals - 0.1%
Saudi Basic Industries Corp	254,822	3,862,381
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	663,582	2,547,679
TOTAL SAUDI ARABIA		153,508,134
SINGAPORE - 1.7%
Financials - 0.8%
Banks - 0.3%
Oversea-Chinese Banking Corp Ltd	895,600	14,946,614
Capital Markets - 0.5%
Singapore Exchange Ltd	1,911,100	26,485,884
TOTAL FINANCIALS		41,432,498
Industrials - 0.5%
Aerospace & Defense - 0.5%
Singapore Technologies Engineering Ltd (b)	3,477,600	26,790,724
Real Estate - 0.4%
Industrial REITs - 0.4%
CapitaLand Ascendas REIT	8,053,900	18,043,876
Mapletree Industrial Trust	4,452,064	7,384,526
TOTAL REAL ESTATE		25,428,402
TOTAL SINGAPORE		93,651,624
SWITZERLAND - 2.5%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Swisscom AG	57,709	47,291,445
Financials - 0.2%
Banks - 0.2%
Banque Cantonale Vaudoise	69,900	9,458,043
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Galenica AG (c)(d)	112,678	14,080,195
Materials - 0.1%
Chemicals - 0.1%
Givaudan SA	2,080	8,039,635
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
PSP Swiss Property AG	103,508	20,753,819
Swiss Prime Site AG	180,214	30,608,755
TOTAL REAL ESTATE		51,362,574
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	13,219	2,494,861
TOTAL SWITZERLAND		132,726,753
TAIWAN - 9.7%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.7%
Chunghwa Telecom Co Ltd	8,553,000	36,159,369
Wireless Telecommunication Services - 0.4%
Far EasTone Telecommunications Co Ltd	3,998,000	11,247,344
Taiwan Mobile Co Ltd	3,939,000	13,165,357
		24,412,701
TOTAL COMMUNICATION SERVICES		60,572,070
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Poya International Co Ltd	161,590	2,027,233
Leisure Products - 0.1%
Fusheng Precision Co Ltd	283,000	2,407,271
TOTAL CONSUMER DISCRETIONARY		4,434,504
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.1%
President Chain Store Corp	1,185,000	8,015,128
Food Products - 0.5%
Uni-President Enterprises Corp	10,776,000	24,477,719
TOTAL CONSUMER STAPLES		32,492,847
Financials - 4.2%
Banks - 4.1%
Chang Hwa Commercial Bank Ltd	19,852,639	12,830,472
E.Sun Financial Holding Co Ltd	34,570,893	36,580,638
Far Eastern International Bank	10,274,709	4,068,869
First Financial Holding Co Ltd	26,436,870	24,121,079
Hua Nan Financial Holdings Co Ltd	23,660,070	24,810,655
Mega Financial Holding Co Ltd	26,903,480	33,070,015
Shanghai Commercial & Savings Bank Ltd/The	10,354,000	12,956,851
SinoPac Financial Holdings Co Ltd	32,075,702	29,062,730
Taichung Commercial Bank Co Ltd	9,717,920	6,157,402
Taiwan Business Bank	17,140,936	8,362,757
Taiwan Cooperative Financial Holding Co Ltd	26,550,236	19,808,587
Union Bank Of Taiwan	8,106,780	4,802,686
		216,632,741
Capital Markets - 0.1%
IBF Financial Holdings Co Ltd	6,834,930	3,616,136
TOTAL FINANCIALS		220,248,877
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Taiwan Secom Co Ltd	523,000	1,764,597
Industrial Conglomerates - 0.1%
Far Eastern New Century Corp	8,496,000	7,482,617
Transportation Infrastructure - 0.1%
Taiwan High Speed Rail Corp	4,691,000	4,064,592
TOTAL INDUSTRIALS		13,311,806
Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 0.3%
Primax Electronics Ltd	1,106,000	2,757,554
Synnex Technology International Corp	3,035,000	6,297,877
Wpg Holding Co Ltd	3,765,000	7,669,556
		16,724,987
IT Services - 0.0%
Systex Corp	562,000	2,065,325
Semiconductors & Semiconductor Equipment - 2.3%
Chipbond Technology Corp	1,468,000	2,548,594
Radiant Opto-Electronics Corp	1,058,000	4,089,213
Taiwan Semiconductor Manufacturing Co Ltd	2,009,000	110,755,196
Topco Scientific Co Ltd	408,000	4,175,004
		121,568,007
Technology Hardware, Storage & Peripherals - 0.6%
Catcher Technology Co Ltd	1,451,000	9,216,712
Chicony Electronics Co Ltd	1,435,000	5,319,024
Compal Electronics Inc	9,293,000	9,641,874
Pegatron Corp	4,561,000	10,071,335
		34,248,945
TOTAL INFORMATION TECHNOLOGY		174,607,264
Materials - 0.2%
Chemicals - 0.0%
Taiwan Fertilizer Co Ltd	1,595,000	2,344,622
Construction Materials - 0.2%
Asia Cement Corp	5,869,000	6,535,573
Containers & Packaging - 0.0%
Taiwan Hon Chuan Enterprise Co Ltd	545,333	2,073,181
TOTAL MATERIALS		10,953,376
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Highwealth Construction Corp	3,808,675	4,488,602
Huaku Development Co Ltd	569,600	1,921,824
TOTAL REAL ESTATE		6,410,426
TOTAL TAIWAN		523,031,170
THAILAND - 0.5%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Advanced Info Service PCL depository receipt	2,460,900	27,222,000
UNITED ARAB EMIRATES - 1.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	6,831,492	2,901,872
Specialty Retail - 0.2%
Abu Dhabi National Oil Co for Distribution PJSC	7,506,414	8,380,204
TOTAL CONSUMER DISCRETIONARY		11,282,076
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Adnoc Gas PLC	15,625,432	15,359,512
Dana Gas PJSC	12,920,483	3,285,972
TOTAL ENERGY		18,645,484
Financials - 0.5%
Banks - 0.5%
Abu Dhabi Islamic Bank PJSC	325,076	2,154,486
Dubai Islamic Bank PJSC	7,473,597	19,658,257
Sharjah Islamic Bank	3,997,155	3,885,594
TOTAL FINANCIALS		25,698,337
Industrials - 0.2%
Passenger Airlines - 0.1%
Air Arabia PJSC	2,763,154	3,746,905
Transportation Infrastructure - 0.1%
Salik Co PJSC	4,501,825	7,820,733
TOTAL INDUSTRIALS		11,567,638
Materials - 0.1%
Chemicals - 0.1%
Borouge PLC	7,595,319	5,397,899
Utilities - 0.4%
Multi-Utilities - 0.4%
Dubai Electricity & Water Authority PJSC	20,579,275	16,922,916
Water Utilities - 0.0%
Emirates Central Cooling Systems Corp	5,434,839	2,604,579
TOTAL UTILITIES		19,527,495
TOTAL UNITED ARAB EMIRATES		92,118,929
UNITED KINGDOM - 5.9%
Consumer Staples - 0.4%
Household Products - 0.4%
Reckitt Benckiser Group PLC	291,427	24,293,320
Financials - 0.4%
Insurance - 0.4%
Admiral Group PLC	609,351	22,929,650
Health Care - 2.5%
Pharmaceuticals - 2.5%
Astrazeneca PLC	695,886	129,653,370
Industrials - 0.9%
Professional Services - 0.9%
RELX PLC	1,394,072	49,422,667
Utilities - 1.7%
Multi-Utilities - 1.7%
National Grid PLC	5,551,656	94,320,164
TOTAL UNITED KINGDOM		320,619,171
UNITED STATES - 10.3%
Consumer Staples - 1.7%
Food Products - 1.7%
Nestle SA	957,376	91,359,091
Health Care - 7.0%
Life Sciences Tools & Services - 0.4%
QIAGEN NV (Germany)	475,613	25,155,322
Pharmaceuticals - 6.6%
Haleon PLC	2,157,698	11,284,552
Novartis AG	901,001	133,681,355
Roche Holding AG non-voting shares	346,360	157,503,722
Sanofi SA	559,578	52,781,486
		355,251,115
TOTAL HEALTH CARE		380,406,437
Industrials - 1.6%
Commercial Services & Supplies - 1.6%
Waste Connections Inc	511,635	85,595,016
TOTAL UNITED STATES		557,360,544
TOTAL COMMON STOCKS (Cost $4,666,315,740)		5,331,898,228

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (i) (Cost $2,419,201)	3.82	2,422,000	2,419,583

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	58,601,566	58,613,286
Fidelity Securities Lending Cash Central Fund (j)(k)	3.70	61,921,165	61,927,357
TOTAL MONEY MARKET FUNDS (Cost $120,541,497)			120,540,643

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $4,789,276,438)	5,454,858,454
NET OTHER ASSETS (LIABILITIES) - (0.9)% (g)	(50,308,560)
NET ASSETS - 100.0%	5,404,549,894

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	289	3/2026	43,881,760	2,234,766
ICE MSCI Emerging Markets Index Contracts (United States)	287	3/2026	21,823,480	2,128,042
TME S&P/TSX 60 Index Contracts (Canada)	26	3/2026	7,075,269	6,971

TOTAL FUTURES CONTRACTS				4,369,779
The notional amount of long futures as a percentage of Net Assets is 1.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,585,604 or 2.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $135,714,934 or 2.5% of net assets.

(e)	Non-income producing.
(f)	Level 3 security.
(g)	Includes $86,541 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,419,583.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	52,280,455	196,929,961	190,592,622	568,349	(3,653)	(855)	58,613,286	58,601,566	0.1%
Fidelity Securities Lending Cash Central Fund	52,907,490	241,323,900	232,295,022	196,583	(9,011)	-	61,927,357	61,921,165	0.2%
Total	105,187,945	438,253,861	422,887,644	764,932	(12,664)	(855)	120,540,643

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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